Financial instruments - Schedule of Derivate Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative instrument assets
Derivative instrument assets, current	$ 10,304	$ 11,791
Derivative instrument assets, non-current	5,332	5,527
Total derivative instrument assets	15,636	17,318
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	2,965	14,189
Derivative instrument liabilities, non-current	366	4,588
Total derivative instrument liabilities	3,331	18,777
Foreign exchange contracts
Derivative instrument assets
Derivative instrument assets, current	5,621	112
Derivative instrument assets, non-current	5,240	633
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	2,272	14,088
Derivative instrument liabilities, non-current	0	4,575
Fuel contracts
Derivative instrument assets
Derivative instrument assets, current	534	2,572
Derivative instrument assets, non-current	92	444
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	624	80
Derivative instrument liabilities, non-current	366	13
Gold contracts
Derivative instrument assets
Derivative instrument assets, current	495	0
Royal Gold deliverables
Derivative instrument assets
Derivative instrument assets, current	1,275	1,410
Derivative Instrument Liabilities [Abstract]
Derivative instrument liabilities, current	69	21
Copper contracts
Derivative instrument assets
Derivative instrument assets, current	2,379	7,697
Derivative instrument assets, non-current	$ 0	$ 4,450